Operating Lease Right-of-Use Asset and Operating Lease Liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 05, 2024
Operating Lease Right-of-Use Asset and Operating Lease Liability [Line Items]
Lease agreement commencing, description	The Company entered into a lease agreement commencing on July 1, 2023 through June 30, 2026 for 2,153 square feet of office space located at One Dupont Street, Suite 112, Plainview, New York, 11803.		The Company entered into a lease agreement commencing on July 1, 2023 through June 30, 2026 for 2,153 square feet of office space located at One Dupont Street, Suite 112, Plainview, New York, 11803.
Contract requires payments	$ 158		$ 158
Borrowing rate	7.50%		7.50%
Rent expense	$ 23,871	$ 30,891	$ 133,710	$ 120,528
Lease Agreements [Member]
Operating Lease Right-of-Use Asset and Operating Lease Liability [Line Items]
Lease agreement commencing, description	The Company entered into a lease agreement commencing on December 1, 2020 through August 31, 2027, for 2,275 square feet of office space located at 1400 Old Country Road, Suite 304, Westbury, New York, 11590.		The Company entered into a lease agreement commencing on December 1, 2020 through August 31, 2027, for 2,275 square feet of office space located at 1400 Old Country Road, Westbury, New York, 11590.
Borrowing rate	7.50%
Forecast [Member]
Operating Lease Right-of-Use Asset and Operating Lease Liability [Line Items]
Settlement amount					$ 6,100.16
Security deposit					$ 5,250